Share capital - Additional Information (Details)	Jan. 04, 2023 $ / shares shares	Dec. 31, 2022 $ / shares shares	Mar. 31, 2022 $ / shares shares	Dec. 31, 2021 shares	Dec. 31, 2020 shares
Share capital
Number of shares authorized		555,000,000	555,000,000	93,922,712	93,922,712
Authorised shares par value | $ / shares		$ 0.0001	$ 0.0001
Class A Ordinary Shares
Share capital
Number of shares authorized		500,000,000	500,000,000
Authorised shares par value | $ / shares		$ 0.0001	$ 0.0001
Ordinary Shares
Share capital
Number of shares authorized			500,000,000
Authorised shares par value | $ / shares	$ 0.0001	$ 0.0001	$ 0.0001
Ordinary Shares | Stock split
Share capital
Number of shares authorized	20,000,000
Stock split ratio	25
Authorised shares par value | $ / shares	$ 0.0025
Preferred shares
Share capital
Number of shares authorized		55,000,000	55,000,000
Authorised shares par value | $ / shares			$ 0.0001
Preferred shares | Stock split
Share capital
Number of shares authorized	55,000,000